Significant Accounting Policies (Policies) - EBP 34-0214400 002 [Member]	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
EBP, Basis of Accounting [Policy Text Block]

Basis of Accounting

The accompanying financial statements are prepared on the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America (GAAP).

EBP, Investment [Policy Text Block]

Investment Valuation and Income Recognition

Investments are reported at fair value, except for fully benefit-responsive investment contracts. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for a discussion of fair value measurements.

Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on the investments purchased and sold, as well as held during the year.

EBP, Payment to Participant [Policy Text Block]	Payment of Benefits Benefits are recorded when paid.
EBP, Use of Estimate [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could materially differ from those estimates.

EBP, Expense [Policy Text Block]

Administrative Expenses

The Plan allows administrative expenses to be paid either by the Plan or the Companies, at the discretion of the Companies. Administrative expenses paid by the Plan were $123,640 and $105,416 for the years ended December 31, 2025 and 2024, respectively. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Investment management fees are charged to the Plan as a reduction of investment return and included in the investment income (loss) reported by the Plan.

EBP, Note Receivable from Participant [Policy Text Block]

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest.  Delinquent notes receivable are reclassified as distributions based upon the terms of the Plan document.  Interest income of $35,890 and $27,590 for 2025 and 2024, respectively, has been recorded as other income in the accompanying Statements of Changes in Net Assets Available for Benefits.

EBP, Subsequent Event [Policy Text Block]

Subsequent Events

The Plan evaluated subsequent events through the date of the Independent Registered Public Accounting Firm’s Report, the date these financial statements were issued.  On March 2, 2026, Middlefield Banc Corp (“Middlefield”) merged with and into the Farmers National Bank of Canfield, pursuant to the Agreement and Plan of Merger by and among Middlefield Banc Corp and Farmers National Banc Corp (“Farmers”). Pursuant to the terms of the October 22, 2025 Merger Agreement, the Middlefield Banc Corp 401(k) Plan was terminated. Participants took distributions from the Middlefield Plan and had the option of rolling them into the Farmers Plan. As of June 18, 2026, the Plan received rollovers of $4,829,162 (unaudited) from Middlefield participants.  There were no other material subsequent events that required recognition or additional disclosure in these financial statements.